Other Assets - Activity in Allowance for Credit Losses (Details) - Customer portfolio segment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Activity in allowance for credit losses related to customer financing receivables, net
Balance at beginning of year	$ (50)	$ (32)	$ (29)
Provisions, net	(29)	(37)	(2)
Amounts written off as uncollectible	8	24	0
Other	0	(5)	0
Balance at end of year	$ (71)	$ (50)	$ (32)